Freight Tax and Other Tax Expense	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Disclosure	Income Tax (Expense) Recovery
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended 30 September
	2020 $	2019 $
Balance of unrecognized tax benefits as at January 1	49,579	32,059
Increases for positions related to the current year	2,290	2,067
Changes for positions taken in prior years	(12,968)	2,114
Settlements with tax authority	(8,556)	—
Decreases related to statute of limitations	(961)	—
Balance of unrecognized tax benefits as at September 30	29,384	36,240

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. In the nine months ended September 30, 2020, the Company obtained further legal advice regarding the applicable tax rate in respect of freight taxes in a certain jurisdiction and subsequently secured an agreement in principle with a tax authority relating to an outstanding uncertain tax liability. The agreement in principle was based in part on an initiative of the tax authority in response to the COVID-19 global pandemic, which included the waiver of interest and penalties on unpaid taxes. Based on this and other clarifications of tax regulations, the Company reversed $15.2 million of freight tax liabilities as at June 30, 2020. In August 2020, the Company made a tax payment of $7.7 million to this jurisdiction with respect to open tax years up to and including 2019, with the remaining balance of tax accrual for 2020 recorded in accrued liabilities on the Company's unaudited consolidated balance sheet as of September 30, 2020.

The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.